Shareholders’ Equity (Deficit)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
Shareholders’ Equity (Deficit)

Note 8. Shareholders’ Equity (Deficit)

Ordinary Shares

On June 30, 2025, the Company’s shareholders approved an increase to the number of authorized Ordinary Shares, par value $0.0001 (the “Ordinary Shares”). The Company can issue up to 200,000,000,000 Ordinary Shares plus 130,854,276,210 Ordinary Shares previously granted under previous allotments. All previously unallocated authorized shares were revoked. Accordingly, as of September 30, 2025, the Company was authorized to issue up to 330,854,276,210 Ordinary Shares.

Currently, each ADS represents 2,000 Ordinary Shares (the “ADS Ratio”). All ADS and per ADS amounts in the accompanying condensed consolidated financial statements reflect the ADS Ratio.

March 2025 Private Placement

In March 2025, the Company entered into a securities purchase agreement with certain investors and all directors of the Company, pursuant to which the Company sold and issued in a private placement (the “March 2025 Private Placement”) ADSs, or pre-funded warrants (“Pre-Funded Warrants”) in lieu thereof, each representing 2,000 of the Company’s Ordinary Shares (the “Shares”), and, in each case, Series A warrants to purchase ADSs (“Series A Warrants”) and Series B warrants to purchase ADSs (“Series B Warrants”), the “Warrants,” and together with the ADSs or Pre-Funded Warrants, the “Units”). The Series A Warrants and Series B Warrants had a one-year term and a five-year term from the date of issuance, respectively, and the number of ADSs issuable pursuant to the exercise of each Series A Warrant ranges from 1 ADS to 1.5 ADSs depending on the “tier” of investment made.

In March 2025, the Company closed its first round of financing under the March 2025 Private Placement and issued 2,238,031 ADSs, Series A Warrants to purchase up to 2,283,031 ADS, at an exercise price of $0.87 per ADS, and Series B Warrants to purchase up to 2,283,031 ADS, at an exercise price of $0.87 per ADS. In connection with this round of financing, the Company’s Chairman, Dr. Hoyoung Huh, agreed to purchase $1.0 million of Units, with the purchase price thereof to be satisfied through his agreement to cancel and extinguish $1.0 million of notes previously issued to him by Peak Bio in January 2024, which were assumed by the Company (the “March 2025 Note Termination”) for an equal amount of Ordinary Shares and warrants.

In April 2025, the Company closed its final round of financing under the March 2025 Private Placement and issued 2,704,595 ADSs, Pre-Funded Warrants to purchase up to 1,650,000 ADS at an exercise price of $0.20 per ADS, Series A Warrants to purchase up to 6,057,405 ADS, at an exercise price of $0.87 per ADS, and Series B Warrants to purchase up to 4,354,595 ADS, at an exercise price of $0.87 per ADS. The Company received approximately $0.3 million in advance for the potential exercise of the Pre-funded Warrants which is reflected in other current liabilities.

At close of the March 2025 Private Placement, the Company incurred a total of approximately $0.4 million in placement agent fees with Paulson Investment Company, LLC (“Paulson”) and issued to Paulson 172,344 ADSs with an estimated fair value of $0.2 million. Net proceeds from the March 2025 Private Placement were approximately $5.6 million, net of the $1.0 million from the March 2025 Note Termination.

Merger with Peak Bio, Inc.

On November 14, 2024, the Company completed its previously announced strategic combination with Peak Bio. In connection with the acquisition, the Company issued 25,227,884,000 Ordinary Shares and assumed (i) November 2022 Peak Warrants to purchase an aggregate of 1,577,566 ADSs at $39.18 per ADS, and (ii) April 2023 Peak Warrants to purchase an aggregate of 1,187,013 ADSs at $2.04 per ADS.

The Company determined that the November 2022 Peak Warrants and the April 2023 Peak Warrants are not indexed to the Company’s own stock in the manner contemplated by the relevant accounting standard. Accordingly, on the Closing of the acquisition, the Company classified these warrants as derivative liabilities in its condensed consolidated balance sheets.

Warrants

In connection with various previous financing transactions, the Company has issued warrants to purchase the Company’s Ordinary Shares represented by ADSs. The Company accounts for such warrants as equity instruments or liabilities, depending on the specific terms of the warrant agreement.

The following table summarizes the Company’s outstanding warrant ADSs, with each ADS representing 2,000 Ordinary Shares, as of September 30, 2025 and December 31, 2024:

	Number of Warrant ADSs		Weighted-
	September 30,	December 31,	Average	Expiration
	2025	2024	Exercise Price	Date
Equity-classified Warrants
October 2023 Investor Pre-funded Warrants	48,387	48,387	$0.20	None
April 2025 Investor Pre-funded Warrants	1,650,000	—	$0.20	None
April 2023 Peak Bio Warrants	342,420	—	$0.81	8/31/2030
March 2025 Series A Investor Warrants	354,462	—	$0.87	3/6/2026
March 2025 Series A Investor Warrants	1,928,569	—	$0.87	3/6/2030
March 2025 Series B Investor Warrants	2,283,031	—	$0.87	3/6/2030
April 2025 Series A Investor Warrants	1,121,491	—	$0.87	4/25/2026
April 2025 Series A Investor Warrants	4,935,914	—	$0.87	4/25/2030
April 2025 Series B Investor Warrants	4,354,595	—	$0.87	4/25/2030
May 2024 Investor Warrants	4,029,754	4,029,754	$1.77	May-Jun 2027
March 2024 Placement Agent Warrants	132,061	132,061	$1.85	3/27/2029
May 2024 Placement Agent Warrants	322,380	322,380	$1.89	5/31/2029
November 2024 Investor Warrants	1,713,402	1,713,402	$2.26	Dec 2027-Jun 2028
October 2023 Placement Agent Warrants	42,550	42,550	$4.13	10/6/2028
March 2022 Investor Warrants	186,007	186,007	$28.00	3/10/2027
March 2022 Placement Agent Warrants	14,874	14,874	$30.00	3/10/2027
December 2021 Investor Warrants	107,768	107,768	$33.00	1/4/2027
December 2021 Placement Agent Warrants	8,615	8,615	$35.00	12/29/2026
2020 Investor Warrants	-	139,882	$44.00	Feb-Mar 2025
July 2021 Placement Agent Warrants	19,909	19,909	$46.40	7/7/2026
2020 Placement Warrants	-	22,481	$51.00	Feb-Mar 2025
	23,596,189	6,788,070
Liability-classified Warrants
April 2023 Peak Bio Warrants	844,593	1,187,013	$2.04	4/28/2028
September 2022 Series B Investor Warrants	519,703	754,997	$17.00	9/14/2029
November 2022 Peak Bio Warrants	1,577,556	1,577,556	$39.18	11/1/2027
	2,941,852	3,519,566
Total outstanding warrants	26,538,041	10,307,636

The following table summarizes the Company’s warrant ADS activity, with each ADS representing 2,000 Ordinary Shares, for the nine months ended September 30, 2025:

	Number of	Weighted- Average
	Warrants	Exercise Price
Outstanding at December 31, 2024	10,307,636	$10.37
Issued	16,628,062	0.80
Exercised	—	—
Forfeited	(235,294)	17.00
Expired	(162,363)	44.97
Outstanding at September 30, 2025	26,538,041	$4.09

Note 7. Shareholders’ Equity (Deficit)

Ordinary Shares

On November 7, 2024, the Company’s shareholders approved an increase to the number of authorized ordinary shares the Company can issue by 199,913,470,000 ordinary shares in addition to the number of shares outstanding on December 31, 2023. Accordingly, following November 7, 2024 and as of December 31, 2024, the Company was authorized to issue up to 245,035,791,523 ordinary shares. As of December 31, 2023, the Company was authorized to issue up to 45,122,321,523 ordinary shares.

Currently, each ADS represents 2,000 ordinary shares (the “ADS Ratio”). All ADS and per ADS amounts in the accompanying consolidated financial statements reflect the ADS Ratio.

Merger with Peak Bio, Inc.

On November 14, 2024, the Company completed its previously announced strategic combination with Peak Bio (Note 3). In connection with the acquisition, the Company issued 25,227,884,000 ordinary shares and assumed (i) November 2022 Peak Warrants to purchase an aggregate of 1,577,566 ADSs at $39.18 per ADS, and (ii) April 2023 Peak Warrants to purchase an aggregate of 1,187,013 ADSs at $2.04 per ADS.

The Company determined that the November 2022 Peak Warrants and the April 2023 Peak Warrants are not indexed to the Company’s own stock in the manner contemplated by the relevant accounting standard (Note 2). Accordingly, on the Closing of the acquisition, the Company classified these warrants as derivative liabilities in its consolidated balance sheets.

November 2024 Private Placement

In November 2024, the Company entered into a definitive purchase agreement with certain investors, Dr. Prudo and Dr. Patel, pursuant to which the Company sold and issued in a private placement an aggregate of 3,426,804,000 ordinary shares (1,713,402 ADSs), and Series D Warrants (the “Series D Warrants”) to purchase up to 1,713,402 ADSs, at a per unit price of $2.26 for aggregate gross proceeds of $3.2 million (the “November 2024 Private Placement”). The Series D Warrants have 3-year terms ranging from December 2, 2027 to June 2, 2028 and have cashless exercise provisions in limited circumstances.

At close of the November 2024 Private Placement, the Company incurred $204,000 in placement agent fees with Paulson Investment Company, LLC (“Paulson”). Net proceeds from the November 2024 Private Placement were approximately $2.8 million after deducting placement agent fees and other expenses. In April 2025, the Company issued 408,000,000 ordinary shares (204,000 ADSs) to Paulson in lieu of $204,000 in cash payment.

The Company determined that the Series D Warrants met all of the criteria for equity classification. Accordingly, upon closing of the November 2024 Private Placement, each of the Series D Warrants was recorded as a component of additional paid-in capital.

May 2024 Private Placement

In May 2024, the Company entered into a definitive purchase agreement with certain investors, Dr. Prudo and Dr. Patel, pursuant to which the Company sold and issued in a private placement an aggregate of 8,059,508,000 ordinary shares (4,029,754 ADSs), and Series C Warrants (the “Series C Warrants”) to purchase up to 4,029,754 ADS, at a per unit price of $1.885 per ADS and Series C Warrant for aggregate gross proceeds of approximately $7.6 million (the “May 2024 Private Placement”). The Series C Warrants have 3-year terms ranging from May 31, 2027 to June 21, 2027 and have cashless exercise provisions in limited circumstances. The Series C Warrants (other than those issued to Dr. Prudo and Dr. Patel) have an exercise price of $1.76 per ADS. The Series C Warrants issued to Dr. Prudo and Dr. Patel have an exercise price of $1.79 per ADS. Net proceeds from the May 2024 Private Placement were approximately $7.0 million after deducting placement agent fees and other expenses.

At close of the May 2024 Private Placement, the Company issued to Paulson, as placement agent for the May 2024 Private Placement, warrants to purchase 332,380 ADSs at an exercise price of $1.885 per ADS and a term expiring on May 31, 2029 (the “May 2024 Placement Agent Warrants”). The estimated fair value of the May 2024 Placement Agent Warrants on the issuance date was approximately $0.4 million.

The Company determined that the Series C Warrants and May 2024 Placement Agent Warrants met all of the criteria for equity classification. Accordingly, upon closing of the May 2024 Private Placement, each of the Series C Warrants and May 2024 Placement Agent Warrants was recorded as a component of additional paid-in capital.

March 2024 Private Placement

In March 2024, the Company entered into a definitive purchase agreement with certain existing investors, pursuant to which the Company sold and issued in a private placement an aggregate of 2,641,228,000 ordinary shares (1,320,614 ADSs) at $1.48 per ADS, for aggregate gross proceeds of approximately $2.0 million (the “March 2024 Private Placement”). Net proceeds from the March 2024 Private Placement were approximately $1.7 million after deducting placement agent fees and other expenses.

At close of the March 2024 Private Placement, the Company issued to Paulson, as placement agent for the March 2024 Private Placement, warrants to purchase 132,061 ADSs at an exercise price of $1.85 per ADS (representing 125% of the purchase price per ADS sold in the March 2024 Private Placement) and a term expiring on March 27, 2029 (the “March 2024 Placement Agent Warrants”). The estimated fair value of the March 2024 Placement Agent Warrants on the issuance date was approximately $0.2 million.

The Company determined that the March 2024 Placement Agent Warrants met all of the criteria for equity classification. Accordingly, upon closing of the March 2024 Private Placement, each of the March 2024 Placement Agent Warrants was recorded as a component of additional paid-in capital.

December 2023 Private Placement

In December 2023, the Company entered into purchase agreements to sell, in a private placement, to existing investors, Dr. Ray Prudo and Dr. Patel, (the “December 2023 Private Placement”) an aggregate of 947,868 ADSs at $2.11 per ADS, for aggregate gross proceeds of approximately $2.0 million. Net proceeds from the December 2023 Private Placement were approximately $1.8 million after deducting placement agent fees and other expenses.

September 2023 Private Placement

In September 2023, the Company entered into purchase agreements to sell in a private placement to existing investors and directors, including Dr. Prudo and Ms. Rachelle Jacques, the Company’s then President and Chief Executive Officer (the “September 2023 Private Placement”) an aggregate of 551,816 ADSs at $3.30 per ADS, and pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 48,387 ADSs at a purchase price per Pre-Funded Warrant of $3.10, for aggregate gross proceeds of approximately $2.0 million. The Pre-Funded Warrants are exercisable at an exercise price of $0.20 per ADS and will not expire until exercised in full. The September 2023 Private Placement closed in October 2023 resulting in net proceeds of approximately $1.7 million after deducting placement agent fees and other expenses.

At close of the September 2023 Private Placement, the Company issued to Paulson, as placement agent for the September 2023 Private Placement, warrants to purchase 42,550 ADSs at an exercise price of $4.13 per ADS (representing 125% of the purchase price per ADS sold in the September 2023 Private Placement) and a term expiring on October 6, 2028 (the “October 2023 Placement Agent Warrants”). The estimated fair value of the October 2023 Placement Agent Warrants on the issuance date was approximately $0.1 million.

The Company determined that the Pre-Funded Warrants and October 2023 Placement Agent Warrants met all of the criteria for equity classification. Accordingly, upon closing of the September 2023 Private Placement, each of the Pre-Funded Warrants and October 2023 Placement Agent Warrants were recorded as a component of additional paid-in capital.

March 2023 Registered Direct Offering

On March 31, 2023, the Company entered into securities purchase agreements with certain accredited and institutional investors, including Dr. Prudo (the “March 2023 Registered Direct Offering”) providing for the issuance of an aggregate of 1,333,333 ADSs in a registered direct offering at $3.00 per ADS, resulting in gross proceeds of approximately $4.0 million. Net proceeds from the March 2023 Registered Direct Offering were approximately $3.5 million after deducting placement agent fees and expenses.

Warrants

In connection with various financing transactions, the Company has issued warrants to purchase the Company’s ordinary shares represented by ADSs. The Company accounts for such warrants as equity instruments or liabilities, depending on the specific terms of the warrant agreement. See Note 2 for further details on the accounting policy related to the Company’s warrants.

The following table summarizes the Company’s outstanding warrants as of December 31, 2024 and 2023:

	Number of Warrant ADSs		Weighted-
	December 31,	December 31,	Average
	2024	2023	Exercise Price	Expiration Date
Equity-classified Warrants
2019 Investor Warrants	—	59,211	$60.00	7/1/2024
2019 Placement Warrants	—	8,881	$57.00	6/28/2024
2020 Investor Warrants	139,882	139,882	$44.00	Feb-Mar 2025
2020 Placement Warrants	22,481	22,481	$51.00	Feb-Mar 2025
July 2021 Placement Agent Warrants	19,919	19,919	$46.40	7/7/2026
December 2021 Investor Warrants	107,775	107,775	$33.00	1/4/2027
December 2021 Placement Agent Warrants	8,622	8,622	$35.00	12/29/2026
March 2022 Investor Warrants	186,020	186,020	$28.00	3/10/2027
March 2022 Placement Agent Warrants	14,882	14,882	$30.00	3/10/2027
October 2023 Investor Prefunded Warrants	48,387	48,387	$0.20	None
October 2023 Placement Agent Warrants	42,550	42,550	$4.13	10/6/2028
March 2024 Placement Agent Warrants	132,061	—	$1.85	3/27/2029
May 2024 Investor Warrants	4,029,754	—	$1.77	May-Jun 2027
May 2024 Placement Agent Warrants	322,380	—	$1.89	5/31/2029
November 2024 Investor Warrants	1,713,402	—	$2.26	Dec 2027-Jun 2028
	6,788,115	658,610
Liability-classified Warrants
September 2022 Series A Investor Warrants	—	755,000	$17.00	9/14/2024
September 2022 Series B Investor Warrants	755,000	755,000	$17.00	9/14/2029
November 2022 Peak Bio Warrants	1,577,556	—	$39.18	11/1/2027
April 2023 Peak Bio Warrants	1,187,013	—	$2.04	4/28/2028
	3,519,569	1,510,000
Total outstanding	10,307,684	2,168,610

The following table summarizes the Company’s warrants activity for the year ended December 31, 2024:

	Number of	Weighted-Average
	Warrant ADSs	Exercise Price
Outstanding at December 31, 2023	2,168,610	$21.97
Issued	6,197,597	1.91
Assumed	2,764,569	23.23
Expired	(823,092)	20.52
Outstanding at December 31, 2024	10,307,684	$4.37

Peak Bio, Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Shareholders’ Equity (Deficit)

10. Stockholders’ Equity

Key Company Stockholder Agreements

On April 5, 2023, the Company received notice from its founder and director informing the Company that he would not consummate the purchase of the Key Company Stockholder Forward Purchase Agreement as a result of the Company’s failure to satisfy the condition to be listed on Nasdaq as required by the agreement. As a result, the Company cancelled and retired the 1,930,501 shares of common stock being held in escrow and recognized $13,000 loss on extinguishment of the Key Company Stockholder Forward Purchase Liability in the second quarter of 2023.

On April 5, 2023, the Company and its Key Company Stockholder entered into a letter agreement to provide for the conversion of up to $2,031,034 of the Founder loans into future debt and equity financings on the same terms with other investors. Pursuant to the agreement, the amount converted would be based on the Key Company Stockholder’s pro-rata portion of the equity ownership in the Company’s outstanding common stock and would not exceed in the aggregate the amount of the outstanding debt with Key Company Stockholder. On April 28, 2023, the Company entered into a subscription agreement with its founder and director to exchange $1,130,775 in outstanding Founder Loans into the same amount of convertible promissory note with the same terms as the April 2023 Convertible Notes and 1,884,625 2023 Convertible Note Warrants.

White Lion Common Stock Purchase and Registration Rights Agreements

On November 3, 2022, the Company entered into a Common Stock Purchase Agreement (the “White Lion Purchase Agreement”) and Registration Rights (the “White Lion RRA”) with White Lion Capital, LLC, a Delaware limited liability company (“White Lion”). Pursuant to the White Lion Purchase Agreement, the Company has the right, but not the obligation, to require White Lion to purchase, from time to time, up to $100,000,000 in aggregate gross purchase price of newly issued shares of its Common Stock, subject to certain limitations and conditions set forth in the White Lion Purchase Agreement. The Company recorded a derivative liability for this agreement (see Note 6).

The Company is obligated under the White Lion Purchase Agreement and the White Lion RRA to file a registration statement with the SEC to register the Common Stock under the Securities Act, for the resale by White Lion of shares of Common Stock that the Company may issue to White Lion under the White Lion Purchase Agreement.

Subject to the satisfaction of certain customary conditions including, without limitation, the effectiveness of a registration statement registering the shares issuable pursuant to the White Lion Purchase Agreement, the Company’s right to sell shares to White Lion will commence on the effective date of the registration statement and extend until November 1, 2025. During such term, subject to the terms and conditions of the White Lion Purchase Agreement, the Company may notify White Lion when it exercises its right to sell shares (the effective date of such notice, a “Notice Date”).

The number of shares sold pursuant to any such notice may not exceed (i) the lower of (a) the Purchase Notice Fixed Limit (described below) and (b) the product of (1) the Average Daily Trading Volume (as defined in the White Lion Purchase Agreement), and (2) the applicable Percentage Limit (as defined in the White Lion Purchase Agreement). The Purchase Notice Fixed Limit is $500,000 upon payment of the Initial Commitment Shares (as defined in the White Lion Purchase Agreement) and can be increased in two tranches: (A) to $1,000,000 following an aggregate purchase of $5,000,000 shares and issuance by the Company to White Lion of an additional $250,000 in Commitment Shares, and (B) to $2,000,000 following an aggregate purchase of $10,000,000 shares and issuance by the Company for payment of an additional $250,000 in Commitment Shares (as defined in the White Lion Purchase Agreement).

The applicable Percentage Limit is 40% or 150% depending on the price the Company agrees to sell shares to White Lion. At an applicable Percentage Limit of 40%, the Purchase Price to be paid by White Lion for any such shares will equal 97% of lowest daily volume-weighted average price of Common Stock during a period of two consecutive Trading Days following the applicable Purchase Notice Date (as defined in the White Lion Purchase Agreement) until an aggregate of $50,000,000 in Purchase Notice Shares (as defined in the White Lion Purchase Agreement) have been purchased under White Lion Purchase Agreement, at which point the Purchase Price (as defined in the White Lion Purchase Agreement) to be paid by White Lion will equal 98% of the lowest daily volume-weighted average price of Common Stock during a period of two consecutive Trading Days following the applicable Purchase Notice Date. At an applicable Percentage Limit of 150%, the Purchase Price to be paid by White Lion for any such shares will equal 94.5% of the lowest daily volume-weighted average price of Common Stock during a period of three consecutive Trading Days following the applicable Purchase Notice Date.

The Company will have the right to terminate the White Lion Purchase Agreement at any time after commencement, at no cost or penalty, upon three (3) Trading Days’ prior written notice. Additionally, White Lion will have the right to terminate the White Lion Purchase Agreement upon three (3) days’ prior written notice to the Company if (i) there is a Fundamental Transaction (as defined in the White Lion Purchase Agreement), (ii) the Company is in breach or default in any material respect of the White Lion RRA, (iii) there is a lapse of the effectiveness, or unavailability of, the registration statement for a period of 45 consecutive Trading Days or for more than an aggregate of 90 Trading Days in any 365-day period, (iv) the suspension of trading of the Common Stock for a period of five (5) consecutive Trading Days, (v) the material breach of the White Lion Purchase Agreement by the Company, which breach is not cured within the applicable cure period or (vi) a Material Adverse Effect (as defined in the White Lion Purchase Agreement) has occurred and is continuing. No termination of the White Lion Purchase Agreement will affect the registration rights provisions contained in the White Lion RRA.

In consideration for the commitments of White Lion, as described above, the Company has agreed that it will issue to White Lion shares of Common Stock having a value of $250,000 based upon the Closing Sale Price (as defined in the White Lion Purchase Agreement) of Common Stock two Trading Days prior to the filing of the Initial Registration Statement as Initial Commitment Shares. The Company may increase the number of shares it may sell to White Lion by issuing additional Commitment Shares in two additional tranches of $250,000 each. The Company issued Initial Commitment Shares of 50,200 shares of Common Stock to White Lion, based upon the Closing Sale Price of our Common Stock of $4.98 per share on November 30, 2022.

Concurrently with the execution of the White Lion Purchase Agreement, the Company entered into the White Lion RRA with White Lion in which the Company agreed to register the shares of Common Stock purchased by White Lion with the SEC for resale within 30 days of the consummation of a business combination. The White Lion RRA also contains usual and customary damages provisions for failure to file and failure to have the registration statement declared effective by the SEC within the time periods specified.

The White Lion Purchase Agreement and the White Lion RRA contain customary representations, warranties, conditions and indemnification obligations of the parties. The representations, warranties and covenants contained in such agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements and may be subject to limitations agreed upon by the contracting parties.

The White Lion Purchase Agreement was accounted for as a standby equity purchase agreement under ASC 815 as it includes an embedded put option and an embedded forward option. The put option is recognized on inception and the forward option is recognized upon issuance of notice for the sale of the Company’s Common Stock. The fair value of the derivative liability related to the embedded put option (“White Lion Derivative Liability) was estimated at $1,900,000 at the inception of the agreement. The fair value of the White Lion Derivative Liability was determined using a Monte Carlo simulation based on the projected stock price of $13.05, expected volatility of 86.5%, risk-free rate of 4.53% and discounted at 45.0% for the probability of the Company timely filing all SEC documents and meeting the NASDAQ listing requirements.

In March 2023, the Company entered into an amendment to the White Lion Purchase Agreement to give the Company the right, but not the obligation to require White Lion to purchase shares of the Company’s common stock while trading on the OTC Market. Under the terms of the amendment, at an applicable Percentage Limit of 200%, the Purchase Price to be paid by White Lion for any such shares will equal 90% of the lowest daily volume-weighted average price of common stock during a period of six consecutive Trading Days following the applicable Purchase Notice Date if the Company is listed on the OTC Market with the exception of the OTC Pink or OTC Bulletin Board, in which case the Purchase Price will equal 85% of the lowest daily volume-weighted average price of common stock during a period of six consecutive Trading Days following the applicable Purchase Notice Date. Further, the Company will issue to White Lion within five (5) Trading Days following the effective date of the amendment fully paid, non-assessable shares of the Company’s common stock equal to the quotient obtained by dividing (i) $250,000 and (ii) the lowest traded sale price of the common stock of the 10 (ten) Trading Days prior to the effective date of the amendment, minus 50,200. In March 2023, the Company issued 412,763 shares of its common stock to White Lion.

In August 2023, the Company and White Lion entered into a second amendment to the common stock Purchase Agreement (the “Second Amendment”). The Second Amendment includes, among other things, the right of the Company to issue a Purchase Notice (defined in the Second Amendment as an “Accelerated Purchase Notice”) requesting White Lion to purchase newly issued shares of common stock from the Company, subject to acceptance by White Lion, with pricing of the shares to be sold by the Company to White Lion under such Accelerated Purchase Notice determined on the date of issuance by the Company of the Accelerate Purchase Notice and acceptance by White Lion (the date of such notice defined as the “Accelerated Valuation Period”). Such accelerated purchases pursuant to an Accelerated Purchase Notice will be sold to White Lion at a price, defined as an “Accelerated Purchase Price,” equal to the lower of (i) the opening price of common stock during the Accelerated Valuation Period, (ii) the closing price of the common stock during Accelerated Valuation Period, or (iii) the volume weighted average price of the common stock during Accelerated Valuation Period; provided, however, that if at the time the Company delivers an Accelerated Purchase Notice to Investor the price of the common stock is lower than the opening price of the common stock during the Accelerated Valuation Period, the Accelerated Purchase Price will be discounted by 20%. In addition, the Second Amendment provides for an “Accelerated Purchase Notice Limit” equal to 200%.

In addition, in the event the Company does not issue Purchase Notices (as defined in the White Lion Purchase Agreement) to White Lion providing for the purchase of at least $1,250,000 of Purchase Shares (as defined in the White Lion Purchase Agreement and Second Amendment) in the aggregate within 180 days following the effective date of the amendment, the Company will issue to White Lion an additional number of fully paid, non-assessable shares of common stock equal to the quotient obtained by dividing (i) $150,000 and (ii) the lowest Closing Sale Price (as defined in the White Lion Purchase Agreement and Second Amendment) of common stock of the 10 (ten) Trading Days prior to the 180th day following the effective date of the amendment.

During the three months ended September 30, 2023, the Company issued an aggregate of 729,000 common shares to White Lion for aggregate gross proceeds of $105,317 pursuant to the terms of the agreement.

As at September 30, 2024 and December 31, 2023, the Company had no outstanding purchase notices issued to White Lion.

Public Warrants

In November 2022, upon consummation of the Business Combination, the Company assumed 2,875,000 public warrants from Ignyte Acquisition Corporation. Each whole warrant entitles the holder to purchase one share of Common Stock at a price of $11.50 per share, subject to adjustment as discussed herein. The warrants became exercisable 30 days after the completion of the Business Combination. However, no warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the public warrants is not effective within a specified period following the consummation of the initial Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis. In the event of such cashless exercise, each holder would pay the exercise price by surrendering the warrants for that number of shares of common stock equal to the quotient obtained by dividing (x) the product of the number of shares of common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” for this purpose will mean the average reported last sale price of the shares of common stock for the 5 trading days ending on the trading day prior to the date of exercise. The warrants will expire on the fifth anniversary of the completion of an initial Business Combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

The Company may call the warrants for redemption:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	at any time after the warrants become exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

●	if, and only if, the reported last sale price of the Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations) for any 20 trading days within a 30-trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.

If the Company calls the warrants for redemption as described above, the Company’s management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” In such event, each holder would pay the exercise price by surrendering the warrants for that number of shares of common stock equal to the quotient obtained by dividing (x) the product of the number of shares of common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” for this purpose shall mean the average reported last sale price of the shares of common stock for the 5 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.

There were no exercises or forfeitures of the Public Warrants during the three and nine months ended September 30, 2024.

Private Placement Warrants

In November 2022, upon consummation of the Business Combination, the Company assumed 2,500,000 Private Placement Warrants from Ignyte Acquisition Corporation. Each Private Placement Warrant will entitle the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment.

The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants were non-redeemable and may be exercised on a cashless basis, in each case so long as they continue to be held by the initial purchasers or their permitted transferees.

The Private Placement Warrants were accounted for under ASC 815, pursuant to which the Private Placement Warrants do not meet the criteria for equity classification and must be recorded as liabilities. The Private Placement Warrants were valued using the Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement, as there was no observable market for the Private Placement Warrants and was determined based on significant inputs not observable in the market.

The following weighted average assumptions were used in determining the fair value of the Private Placement Warrants at September 30, 2024:

September 30,
2024
Expected volatility	96%
Risk-free interest rate	3.58%
Expected term (in years)	3.09
Expected dividend yield	0%

There were no exercises or forfeitures of the Private Placement Warrants three and nine months ended September 30, 2024.

April 2023 Convertible Note Warrants

On April 28, 2023, in connection with the April 2023 Convertible Notes and April 2023 Convertible Notes, related party, the Company issued 5,752,685 warrants to purchase the Company’s common stock at $0.60 per share.

On June 22, 2023, the founder and director exercised 666,667 of the April 2023 Convertible Note Warrants for total proceeds of $400,000. The fair value of the April 2023 Convertible Note Warrants at the exercise date was $244,261 which was reclassified from the warrant liability into the additional paid-in capital. The Company recognized a capital contribution of $244,261 using a Black Scholes Option Pricing Model based on the following assumptions: stock price of $0.598, expected volatility of 72.0%, risk-free rate of 4.03% and expected term of 4.85 years.

On July 20, 2023, the founder and director exercised 458,333 of the April 2023 Convertible Note Warrants for total proceeds of $275,000. The fair value of the April 2023 Convertible Note Warrants at the exercise date was $269,004 which was reclassified from the warrant liability into the additional paid-in capital. The Company recognized a capital contribution of $269,004 related to the fair value of the April 2023 Convertible Note Warrants at the exercise date, which as determined using a Black Scholes Option Pricing Model based on the following assumptions: stock price of $0.84, expected volatility of 76.2%, risk-free rate of 4.43% and expected term of 4.78 years.

On August 14, 2023, Company’s founder and director exercised 583,333 of the April 2023 Convertible Note Warrants for a total purchase price of $350,000. The fair value of the April 2023 Convertible Note Warrants at the exercise dates was $248,303 which was reclassified from the warrant liability into the additional paid-in capital. The Company recognized a capital contribution of $248,303 million using a Black Scholes Option Pricing Model based on the following assumptions: stock price of $0.66, expected volatility of 76.0%, risk-free rate of 4.64% and expected term of 4.71 years.

On November 1, 2023, the remaining 4,044,352 April 2023 Convertible Note Warrants were reclassified from liability into equity following the exchange of the November 2022 Convertible Notes into Promissory Note (see Note 10) and resulting sufficient number of authorized shares being available for issuance of the warrants. The fair value of the warrant liability was $65,469 at the reclassification date.

The summary of the Company’s outstanding common stock warrants at September 30, 2024 is as follows:

Description	Number of Warrants	Exercise price per share	Expiration Date
Private Placement Warrants	2,500,000	$11.50	11/1/2027
Public Warrants	2,875,000	$11.50	11/1/2027
April 2023 Convertible note warrants	3,868,060	$0.60	4/28/2028
April 2023 Convertible note warrants, related party	176,292	$0.60	4/28/2028
Total	9,419,352

11. Stockholders’ Equity

May 2022 Common Stock Issuance

In May 2022, the Company entered into an agreement with a certain investor in which the investor purchased an aggregate of 132,302 shares of the Company’s common stock for aggregate gross proceeds of $1,152,163.

PIPE Subscription Agreements

In November 2022, concurrently with the closing of the Ignyte Business Combination (see Note 1), the Company entered into a subscription agreement, pursuant to which the Original Subscriber purchased from the Company an aggregate of 50,000 shares of the Company’s common stock for proceeds of $500,000.

In November 2022, concurrently with the closing of the Ignyte Business Combination (see Note 1), the Company entered into subscription agreements with the third-party investors in which the investors purchased, in a private placement, an aggregate of 352,500 shares of the Company’s common stock and 281,325 PIPE Warrants for the total proceeds of $3.525 million.

Forward Share Purchase Agreement

Pursuant to the treatment of the Business Combination as a reverse recapitalization, Peak Bio Ltd. assumed the liability position of Ignyte related to the Forward Share Purchase Agreement (see Note 11).

On October 25, 2022, Ignyte entered into a forward share purchase agreement (the “Forward Share Purchase Agreement”) with Frost Gamma Investments Trust (the “Investor”) pursuant to which, provided that the Investor holds at least 450,000 shares of the common stock as of the closing of the Ignyte Business Combination, the Investor may elect to sell and transfer these shares to the combined company following the Business Combination, and the Company will purchase from the Investor, on the date that is sixty (60) days from the closing of the Business Combination, at the price of $10.115 per share.

Pursuant to an escrow agreement (the “Escrow Agreement”), entered into by and among the Company, Continental Stock Transfer and Trust Co. (“Continental”) and the Investor, to secure its purchase obligation to the Investor, at the closing of the Business Combination, at the closing date of the Ignyte Business Combination, the Company placed into escrow with Continental an aggregate amount of up to $4,551,750 (the “Escrow Amount”).

On December 29, 2022, the Company purchased 375,939 shares of its Common Stock at a price of $10.115 per share following the exercise of the Investor’s rights under the Forward Share Purchase Agreement. The 375,939 repurchased shares of common stock were retired. As a result of the exercise, the $4,551,750 held in escrow were distributed, of which $749,127 were distributed to the Company and $3,802,623 to the Investor.

The put right of the Investor was accounted as a derivative liability (“Forward Agreement Derivative Liability”) in accordance with the guidance in ASC 480. As of October 25, 2022, the fair value of the Forward Agreement Derivative Liability was valued at $68,110, and was considered to be a Level 3 fair value measurement as the fair value was determined based on significant inputs not observable in the market. The fair value of the Forward Share Purchase Agreement was estimated using the Black Scholes Option Pricing Model based on the following assumptions: stock price of $13.05, expected volatility of 28.1%, risk-free rate of 4.0% and expected term of 0.16 year. The derivative liability was settled in December 2022 resulting in a change in fair value of derivative liability of $68,110 for the year ended December 31, 2022. The Forward Agreement Derivative Liability balance was zero as of December 31, 2023 and 2022.

December 2022 PIPE

In December 2022, the Company entered into a subscription agreement under which the Company issued, in a private placement, (i) 50,000 shares of its common stock at $10.00 per share for the total proceeds of $500,000 and (ii) 46,500 PIPE Warrants (see below).

Key Company Stockholder Agreements

On April 28, 2022, the Company entered into the forward purchase agreement (the “Key Company Stockholder Forward Purchase Agreement”) with its founder and director, Hoyoung Huh (the “Key Company Stockholder”). Pursuant to the terms of the Key Company Stockholder Forward Purchase Agreement, the Key Company Stockholder would, subject to the receipt of margin financing within 180 days following the closing of the Ignyte Business Combination, purchase shares of the Company’s common stock at a purchase price of $10.00 per share in a private placement (the “Key Company Stockholder Purchase”) for up to an aggregate amount of $10,000,000 (the “Subscription Amount”), subject to the conditions set forth in the Key Company Stockholder

Forward Purchase Agreement.

At the closing of the Ignyte Business Combination, the Company recorded a net derivative liability of $12,000 related to the Company’s obligation to deliver and the Key Company Stockholder obligation to purchase shares as this forward purchase arrangement meets the definition of a derivative under the guidance in ASC 815 (the “Key Company Stockholder Forward Purchase Liability”). The fair value of the Key Company Stockholder Forward Purchase Liability at the issuance date was determined using a probability weighted scenario analysis with a Black Scholes Option Pricing Model based on a stock price of $10, expected volatility of 94.5%, risk-free rate of 4.6% and discounted at 0.5% for the probability of the Company closing the Ignyte Business Combination, the key company stockholder obtaining a margin loan and the Company meeting the NASDAQ listing requirements

On December 29, 2022, the Company and the Key Company Stockholder entered into an amendment to the Key Company Stockholder Forward Purchase Agreement (the “Amendment to Key Company Stockholder Forward Purchase Agreement”), pursuant to which (i) the Key Company Stockholder Purchase was no longer subject to the receipt of margin financing as a condition precedent, (ii) the Key Company Stockholder agreed to fund the Subscription Amount on or prior to March 31, 2023 and (iii) the Key Company Stockholder Purchase would be consummated at a purchase price of $5.18 per share of the Company’s common stock. Accordingly, upon closing of such purchase, the Key Company Stockholder would have received 1,930,501 shares of Common Stock in exchange for $10.0 million investment in the Company. The amendment resulted in Key Company Stockholder Forward Purchase Asset of $13,000 and the Company recorded the change in fair value of $25,000 increase for the year ended December 31, 2022. The arrangement was in a net asset position with the fair value of the Key Company Stockholder Forward Purchase Asset estimated at $13,000 at December 31, 2022. The Company also deposited 1,930,501 shares of common stock reserved for the issuance under the Key Company Stockholder Forward Purchase Agreement into escrow.

On April 5, 2023, the Company received notice from its founder and director informing the Company that he would not consummate the purchase of the Key Company Stockholder Forward Purchase Agreement as a result of the Company’s failure to satisfy the condition to be listed on Nasdaq as required by the agreement. As a result, the Company cancelled and retired the 1,930,501 shares of common stock being held in escrow and recognized $13,000 loss on extinguishment of the Key Company Stockholder Forward Purchase Liability recorded to change in fair value in derivative liability in the statement of operations and comprehensive loss.

On April 5, 2023, the Company and its Key Company Stockholder entered into a letter agreement to provide for the conversion of up to $2,031,034 of the Founder loans into future debt and equity financings on the same terms with other investors. Pursuant to the agreement, the amount converted would be based on the Key Company Stockholder’s pro-rata portion of the equity ownership in the Company’s outstanding common stock and would not exceed in the aggregate the amount of the outstanding debt with Key Company Stockholder. On April 28, 2023, the Company entered into a subscription agreement with its founder and director to exchange $1,130,775 in outstanding Founder Loans into the same amount of convertible promissory note with the same terms as the April 2023 Convertible Notes and 1,884,625 2023 Convertible Note Warrants. This side letter, which had a nominal fair value, expired on October 2, 2023.

White Lion Common Stock Purchase and Registration Rights Agreements

On November 3, 2022, the Company entered into a Common Stock Purchase Agreement (the “White Lion Purchase Agreement”) and Registration Rights (the “White Lion RRA”) with White Lion Capital, LLC, a Delaware limited liability company (“White Lion”). Pursuant to the White Lion Purchase Agreement, the Company had the right, but not the obligation, at any time through November 1, 2025, to require White Lion to purchase, from time to time, up to $100,000,000 in aggregate gross purchase price of newly issued shares of its Common Stock, subject to certain limitations and conditions set forth in the White Lion Purchase Agreement. The Company was obligated under the White Lion Purchase Agreement and the White Lion RRA to file a registration statement with the SEC to register the Common Stock under the Securities Act, for the resale by White Lion of shares of Common Stock that the Company may issue to White Lion under the White Lion Purchase Agreement.

The Company may notify White Lion when it exercises its right to sell shares by providing a notice. The number of shares sold pursuant to any such notice may not exceed (i) the lower of (a) the Purchase Notice Fixed Limit (described below) and (b) the product of (1) the Average Daily Trading Volume (as defined in the White Lion Purchase Agreement), and (2) the applicable Percentage Limit (as defined in the White Lion Purchase Agreement). The Purchase Notice Fixed Limit is $500,000 for the initial purchase and can be increased in two tranches: (A) to $1,000,000 following an aggregate purchase of $5,000,000 shares and issuance by the Company to White Lion of an additional $250,000 in Commitment Shares, and (B) to $2,000,000 following an aggregate purchase of $10,000,000 shares and issuance by the for payment of an additional $250,000 in Commitment Shares (as defined in the White Lion Purchase Agreement).

The applicable Percentage Limit is 40% or 150% depending on the price the Company agrees to sell shares to White Lion. At the Percentage Limit of 40%, the purchase price to be paid by White Lion for any such shares will equal 97% of lowest daily volume-weighted average price of Common Stock during a period of two consecutive Trading Days following the applicable Purchase Notice Date (as defined in the White Lion Purchase Agreement) until an aggregate of $50,000,000 in Purchase Notice Shares (as defined in the White Lion Purchase Agreement) have been purchased under White Lion Purchase Agreement, at which point the Purchase Price (as defined in the White Lion Purchase Agreement) to be paid by White Lion will equal 98% of the lowest daily volume-weighted average price of Common Stock during a period of two consecutive Trading Days following the applicable Purchase Notice Date. At an applicable Percentage Limit of 150%, the Purchase Price to be paid by White Lion for any such shares will equal 94.5% of the lowest daily volume-weighted average price of Common Stock during a period of three consecutive Trading Days following the applicable Purchase Notice Date.

The Company has the right to terminate the White Lion Purchase Agreement at any time after commencement, at no cost or penalty, upon three (3) Trading Days’ prior written notice. Additionally, White Lion will have the right to terminate the White Lion Purchase Agreement upon three (3) days’ prior written notice to the Company if (i) there is a Fundamental Transaction (as defined in the White Lion Purchase Agreement), (ii) the Company is in breach or default in any material respect of the White Lion RRA, (iii) there is a lapse of the effectiveness, or unavailability of, the registration statement for a period of 45 consecutive Trading Days or for more than an aggregate of 90 Trading Days in any 365-day period, (iv) the suspension of trading of the Common Stock for a period of five (5) consecutive Trading Days, (v) the material breach of the White Lion Purchase Agreement by the Company, which breach is not cured within the applicable cure period or (vi) a Material Adverse Effect (as defined in the White Lion Purchase Agreement) has occurred and is continuing. No termination of the White Lion Purchase Agreement will affect the registration rights provisions contained in the White Lion RRA.

On November 30, 2022, in consideration for the commitments of White Lion, as described above, the Company issued to White Lion 50,200 shares of the Company’s common stock with the value of $250,000, based upon the Closing Sale Price of the Company’s common stock of $4.98 per share (the “Initial Commitment Shares”). On issuance, the common stock shares issued to White Lion were accounted as the equity issuance costs, which were expensed.

Concurrently with the execution of the White Lion Purchase Agreement, the Company entered into the White Lion RRA with White Lion in which the Company agreed to register the shares of Common Stock purchased by White Lion with the SEC for resale within 30 days of the consummation of the Ignyte business combination. The White Lion RRA also contains usual and customary damages provisions for failure to file and failure to have the registration statement declared effective by the SEC within the time periods specified.

In March 2023, the Company entered into an amendment to the White Lion Purchase Agreement to give the Company the right, but not the obligation to require White Lion to purchase shares of the Company’s common stock while trading on the OTC Market. Under the terms of the amendment, at an applicable Percentage Limit of 200%, the purchase price to be paid by White Lion for any such shares will equal 90% of the lowest daily volume-weighted average price of common stock during a period of six consecutive Trading Days following the applicable Purchase Notice Date if the Company is listed on the OTC Market with the exception of the OTC Pink or OTC Bulletin Board, in which case the Purchase Price will equal 85% of the lowest daily volume-weighted average price of common stock during a period of six consecutive Trading Days following the applicable Purchase Notice Date. Further, the Company was to issue to White Lion within five (5) Trading Days following the effective date of the amendment fully paid, non-assessable shares of the Company’s common stock equal to the quotient obtained by dividing (i) $250,000 and (ii) the lowest traded sale price of the common stock of the 10 (ten) Trading Days prior to the effective date of the amendment, minus 50,200. In March 2023, the Company issued 412,763 shares of its common stock to White Lion with the fair value of $250,000. The common stock shares issued to White Lion were accounted as the equity issuance costs, which were expensed on issuance.

In August 2023, the Company and White Lion entered into a second amendment to the common stock Purchase Agreement (the “Second Amendment”). The Second Amendment includes, among other things, the right of the Company to issue a Purchase Notice (defined in the Second Amendment as an “Accelerated Purchase Notice”) requesting White Lion to purchase newly issued shares of common stock from the Company, subject to acceptance by White Lion, with pricing of the shares to be sold by the Company to White Lion under such Accelerated Purchase Notice determined on the date of issuance by the Company of the Accelerate Purchase Notice and acceptance by White Lion (the date of such notice defined as the “Accelerated Valuation Period”). Such accelerated purchases pursuant to an Accelerated Purchase Notice will be sold to White Lion at a price, defined as an “Accelerated Purchase Price,” equal to the lower of (i) the opening price of common stock during the Accelerated Valuation Period, (ii) the closing price of the common stock during Accelerated Valuation Period, or (iii) the volume weighted average price of the common stock during Accelerated Valuation Period; provided, however, that if at the time the Company delivers an Accelerated Purchase Notice to Investor the price of the common stock is lower than the opening price of the common stock during the Accelerated Valuation Period, the Accelerated Purchase Price will be discounted by 20%. In addition, the Second Amendment provides for an “Accelerated Purchase Notice Limit” equal to 200%.

In addition, in the event the Company does not issue Purchase Notices (as defined in the White Lion Purchase Agreement) to White Lion providing for the purchase of at least 1,250,000 of Purchase Shares (as defined in the White Lion Purchase Agreement and Second Amendment) in the aggregate within 180 days following the effective date of the amendment, the Company will issue to White Lion an additional number of fully paid, non-assessable shares of common stock equal to the quotient obtained by dividing (i) $150,000 and (ii) the lowest Closing Sale Price (as defined in the White Lion Purchase Agreement and Second Amendment) of common stock of the 10 (ten) Trading Days prior to the 180th day following the effective date of the amendment.

During September 2023, the Company issued the notices to purchase the total of 729,000 common shares to White Lion for the total proceeds of $105,317. As of December 31, 2023 and 2022, the Company had no outstanding purchase notices issued to White Lion.

The White Lion Purchase Agreement was accounted for as a standby equity purchase agreement under ASC 815 as it includes an embedded put option and an embedded forward option. The put option is recognized on inception and the forward option is recognized upon issuance of notice for the sale of the Company’s Common Stock. The fair value of the derivative liability related to the embedded put option (“White Lion Derivative Liability) was estimated at $1,900,000 at the inception of the agreement. The fair value of the White Lion Derivative Liability was determined using a Monte Carlo simulation based on the projected stock price of $13.05, expected volatility of 86.5%, risk-free rate of 4.53% and discounted at 45.0% for the probability of the Company timely filing all SEC documents and meeting the NASDAQ listing requirements.

Public Warrants

In November 2022, upon consummation of the Business Combination, the Company assumed 2,875,000 public warrants. Each whole warrant entitles the holder to purchase one share of Common Stock at a price of $11.50 per share, subject to adjustment as discussed herein. The warrants became exercisable 30 days after the completion of the Business Combination. However, no warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the public warrants is not effective within a specified period following the consummation of the initial Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis. In the event of such cashless exercise, each holder would pay the exercise price by surrendering the warrants for that number of shares of common stock equal to the quotient obtained by dividing (x) the product of the number of shares of common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” for this purpose will mean the average reported last sale price of the shares of common stock for the 5 trading days ending on the trading day prior to the date of exercise. The warrants will expire on the fifth anniversary of the completion of an initial Business Combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

The Company may call the warrants for redemption:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	at any time after the warrants become exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

●	if, and only if, the reported last sale price of the Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations) for any 20 trading days within a 30-trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.

If the Company calls the warrants for redemption as described above, the Company’s management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” In such event, each holder would pay the exercise price by surrendering the warrants for that number of shares of common stock equal to the quotient obtained by dividing (x) the product of the number of shares of common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” for this purpose shall mean the average reported last sale price of the shares of common stock for the 5 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.

There were no exercises or forfeitures of the Public Warrants during the years ended December 31, 2023 and 2022.

Private Placement Warrants

In November 2022, upon consummation of the Business Combination, the Company assumed 2,500,000 Private Placement Warrants from Ignyte. Each Private Placement Warrant will entitle the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment.

The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants were non-redeemable and may be exercised on a cashless basis, in each case so long as they continue to be held by the initial purchasers or their permitted transferees.

The Private Placement Warrants were accounted for under ASC 815, pursuant to which the Private Placement Warrants do not meet the criteria for equity classification and must be recorded as liabilities. The Private Placement Warrants were valued using the Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement, as there was no observable market for the Private Placement Warrants and was determined based on significant inputs not observable in the market.

The following weighted average assumptions were used in determining the fair value of the Private Placement Warrants at the date of the Ignyte Business Combination, November 1, 2022:

November 1,
2022
Expected volatility	6.85%
Risk-free interest rate	4.27%
Expected term (in years)	5.00
Expected dividend yield	0%

The following weighted average assumptions were used in determining the fair value of the Private Placement Warrants at December 31, 2022:

December 31,
2022
Expected volatility	30.0%
Risk-free interest rate	3.99%
Expected term (in years)	4.84
Expected dividend yield	0%

The following weighted average assumptions were used in determining the fair value of the Private Placement Warrants at December 31, 2023:

December 31,
2023
Expected volatility	84.0%
Risk-free interest rate	4.01%
Expected term (in years)	3.84
Expected dividend yield	0%

There were no exercises or forfeitures of the Private Placement Warrants during the years ended December 31, 2023 and 2022.

PIPE Warrants

On November 1, 2022, the Company issued 445,545 warrants to purchase the Company’s common stock at $0.01 per share (“PIPE Warrants”). PIPE Warrants were on substantially same terms as the Public Warrants (as described in Note 11), except that the PIPE Warrants were not redeemable and were exercisable until November 1, 2023. On December 30, 2022, the Company issued an additional 46,500 PIPE Warrants with the same terms as the PIPE Warrants issued in November 2022.

On November 1, 2023, all of the outstanding 492,045 PIPE Warrants were exercised for a total purchase price of $4,920

April 2023 Convertible Note Warrants

On June 22, 2023, the founder and director exercised 666,667 of the April 2023 Convertible Note Warrants for total proceeds of $400,000. The fair value of the Founder and Director Warrants at the exercise dates was $244,261 which was reclassified from the warrant liability into the additional paid-in capital. The Company recognized a capital contribution of $244,261 using a Black Scholes Option Pricing Model based on the following assumptions: stock price of $0.598, expected volatility of 72.0%, risk-free rate of 4.03% and expected term of 4.85 years.

On July 20, 2023, the founder and director exercised 458,333 of the April 2023 Convertible Note Warrants for total proceeds of $275,000. The Company recognized a capital contribution of $269,004 related to the fair value of the Founder and Director Warrants at the exercise date, which as determined using a Black Scholes Option Pricing Model based on the following assumptions: stock price of $0.84, expected volatility of 76.2%, risk-free rate of 4.43% and expected term of 4.78 years.

On August 14, 2023, Company’s founder and director exercised 583,333 of the April 2023 Convertible Note Warrants for a total purchase price of $350,000. The fair value of the Founder and Director Warrants at the exercise dates was $248,303 which was reclassified from the warrant liability into the additional paid-in capital. The Company recognized a capital contribution of $248,303 million using a Black Scholes Option Pricing Model based on the following assumptions: stock price of $0.66, expected volatility of 76.0%, risk-free rate of 4.64% and expected term of 4.71 years.

On November 1, 2023, the remaining 4,044,352 April 2023 Convertible Note Warrants were reclassified from liability into equity following the exchange of the November 2022 Convertible Notes into Promissory Note (see Note 10) and resulting sufficient number of authorized shares being available for issuance of the warrants. The fair value of the warrant liability was $65,469 at the date of the reclassification.

The summary of the Company’s outstanding common stock warrants at December 31, 2023 is as follows:

Description	Number of Warrants	Exercise price per share	Expiration Date
Private Placement Warrants	2,500,000	$11.50	11/1/2027
Public Warrants	2,875,000	$11.50	11/1/2027
April 2023 Convertible note warrants	3,868,060	$0.60	4/28/2028
April 2023 Convertible note warrants, related party	176,292	$0.60	4/28/2028
Outstanding Warrants	9,419,352